Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Miller Investment Trust
Entity Central Index Key	0001414039
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000056395
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
04/30/16	$9,428	$10,000	$10,000	$10,000
04/30/17	$10,360	$12,047	$10,083	$11,335
04/30/18	$10,857	$13,371	$10,051	$11,974
04/30/19	$11,119	$14,878	$10,582	$12,666
04/30/20	$10,987	$15,661	$11,730	$12,500
04/30/21	$14,035	$25,855	$11,698	$15,718
04/30/22	$13,293	$22,476	$10,703	$14,263
04/30/23	$12,787	$21,108	$10,657	$14,078
04/30/24	$13,739	$23,152	$10,500	$15,499
04/30/25	$13,839	$25,955	$11,343	$17,349
04/30/26	$15,529	$35,603	$11,803	$19,851

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	4.96%	12.22%	2.04%	5.12%
With Load	0.99%	7.99%	1.27%	4.50%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA Yield Alternative US Convertible Index	4.02%	14.42%	4.78%	7.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	13.31%	37.17%	6.61%	13.54%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 376,684,244
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,774,525
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$376,684,244 Number of Portfolio Holdings50 Advisory Fee $1,774,525 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.9%
Real Estate	1.9%
Energy	2.3%
Consumer Staples	2.9%
Utilities	3.3%
Consumer Discretionary	9.0%
Industrials	10.2%
Financials	10.7%
Health Care	16.4%
Technology	40.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Avnet, Inc., 1.750%, 09/01/30	3.5%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.2%
Euronet Worldwide, Inc., 0.625%, 10/01/30	3.0%
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.0%
Akamai Technologies, Inc., 1.125%, 02/15/29	3.0%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.9%
Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.380%, 01/07/28	2.8%
General Dynamics Corporation - Bank of Montreal Synthetic, 4.274%, 01/26/29	2.8%
Global Payments, Inc., 1.500%, 03/01/31	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000081917
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.04%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
04/30/16	$10,000	$10,000	$10,000	$10,000
04/30/17	$10,934	$12,047	$10,083	$11,335
04/30/18	$11,395	$13,371	$10,051	$11,974
04/30/19	$11,611	$14,878	$10,582	$12,666
04/30/20	$11,423	$15,661	$11,730	$12,500
04/30/21	$14,517	$25,855	$11,698	$15,718
04/30/22	$13,687	$22,476	$10,703	$14,263
04/30/23	$13,086	$21,108	$10,657	$14,078
04/30/24	$13,993	$23,152	$10,500	$15,499
04/30/25	$14,017	$25,955	$11,343	$17,349
04/30/26	$15,657	$35,603	$11,803	$19,851

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	4.68%	11.70%	1.52%	4.59%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	13.31%	37.17%	6.61%	13.54%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA Yield Alternative US Convertible Index	4.02%	14.42%	4.78%	7.10%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 376,684,244
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,774,525
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$376,684,244 Number of Portfolio Holdings50 Advisory Fee $1,774,525 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.9%
Real Estate	1.9%
Energy	2.3%
Consumer Staples	2.9%
Utilities	3.3%
Consumer Discretionary	9.0%
Industrials	10.2%
Financials	10.7%
Health Care	16.4%
Technology	40.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Avnet, Inc., 1.750%, 09/01/30	3.5%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.2%
Euronet Worldwide, Inc., 0.625%, 10/01/30	3.0%
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.0%
Akamai Technologies, Inc., 1.125%, 02/15/29	3.0%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.9%
Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.380%, 01/07/28	2.8%
General Dynamics Corporation - Bank of Montreal Synthetic, 4.274%, 01/26/29	2.8%
Global Payments, Inc., 1.500%, 03/01/31	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000056396
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
Apr-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2017	$1,104,526	$1,204,732	$1,008,286	$1,133,464
Apr-2018	$1,163,345	$1,337,103	$1,005,067	$1,197,432
Apr-2019	$1,197,376	$1,487,802	$1,058,241	$1,266,592
Apr-2020	$1,189,677	$1,566,065	$1,172,975	$1,249,958
Apr-2021	$1,526,640	$2,585,534	$1,169,841	$1,571,756
Apr-2022	$1,453,013	$2,247,639	$1,070,262	$1,426,347
Apr-2023	$1,403,199	$2,110,834	$1,065,688	$1,407,815
Apr-2024	$1,516,596	$2,315,183	$1,050,040	$1,549,874
Apr-2025	$1,533,889	$2,595,486	$1,134,258	$1,734,915
Apr-2026	$1,730,093	$3,560,322	$1,180,271	$1,985,096

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	5.16%	12.79%	2.53%	5.63%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	13.31%	37.17%	6.61%	13.54%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA Yield Alternative US Convertible Index	4.02%	14.42%	4.78%	7.10%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 376,684,244
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,774,525
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$376,684,244 Number of Portfolio Holdings50 Advisory Fee $1,774,525 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.9%
Real Estate	1.9%
Energy	2.3%
Consumer Staples	2.9%
Utilities	3.3%
Consumer Discretionary	9.0%
Industrials	10.2%
Financials	10.7%
Health Care	16.4%
Technology	40.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Avnet, Inc., 1.750%, 09/01/30	3.5%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.2%
Euronet Worldwide, Inc., 0.625%, 10/01/30	3.0%
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.0%
Akamai Technologies, Inc., 1.125%, 02/15/29	3.0%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.9%
Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.380%, 01/07/28	2.8%
General Dynamics Corporation - Bank of Montreal Synthetic, 4.274%, 01/26/29	2.8%
Global Payments, Inc., 1.500%, 03/01/31	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000270752
Shareholder Report [Line Items]
Fund Name	Miller Convertible Total Return ETF
Trading Symbol	MCVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Convertible Total Return ETF for the period of March 24, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$9	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

On March 24, 2026, we launched a convertible ETF, The Miller Convertible Total Return ETF (MCVT) that focuses on growth companies and opportunities. While there is still a focus on credit quality and earnings metrics, unlike our other strategies, MCVT can buy bonds trading substantially above par. The Miller Convertible Total Return ETF adds additional diversification to our already full suite of products.

The end of March proved to be an opportune time to launch a new convertible bond ETF. Escalating tensions related to the Iran conflict pushed oil prices higher, while concerns over persistent inflation and a weakening labor market weighed on equities during March. Those levels ultimately marked the bottom of the selloff, and as the calendar turned to April, equities resumed their advance. Combined with a relatively benign bond market, this environment contributed to early gains of more than 5% for the Miller Convertible Total Return ETF at the end of the reporting period.

From a sector perspective, the ETF’s focus on the information technology sector contributed positively to performance, while an allocation to industrials detracted.  Investor response has been encouraging thus far with total ETF assets exceeding $5 million at the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Miller Convertible Total Return ETF - NAV	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index
Mar-2026	$10,000	$10,000	$10,000
Apr-2026	$10,552	$10,841	$10,064

Average Annual Return [Table Text Block]
Table Summary
Since Inception (March 24, 2026)
Miller Convertible Total Return ETF - NAV	5.52%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	8.41%
Bloomberg U.S. Aggregate Bond Index	0.64%

Performance Inception Date	Mar. 24, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,275,306
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,451
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,275,306
Number of Portfolio Holdings	34
Advisory Fee	$3,451
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Utilities	2.6%
Real Estate	5.7%
Communications	5.7%
Consumer Discretionary	7.8%
Industrials	16.1%
Health Care	25.7%
Technology	34.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Bridgebio Pharma, Inc., 1.750%, 03/01/31	3.9%
TransMedics Group, Inc., 1.500%, 06/01/28	3.7%
MKS, Inc., 1.250%, 06/01/30	3.7%
Cohu, Inc., 1.500%, 01/15/31	3.6%
CyberArk Software Ltd., 0.000%, 06/15/30	3.6%
Uber Technologies, Inc., 0.875%, 12/01/28	3.5%
MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/29	3.3%
Nova Ltd., 0.000%, 09/15/30	3.3%
Ligand Pharmaceuticals, Inc., 0.750%, 10/01/30	3.2%
Avnet, Inc., 1.750%, 09/01/30	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000146257
Shareholder Report [Line Items]
Fund Name	Miller Intermediate Bond Fund
Trading Symbol	MIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Apr-2015	$1,053,258	$1,012,419
Apr-2016	$1,053,810	$1,039,961
Apr-2017	$1,138,154	$1,048,578
Apr-2018	$1,169,044	$1,045,230
Apr-2019	$1,205,373	$1,100,529
Apr-2020	$1,179,626	$1,219,848
Apr-2021	$1,475,184	$1,216,589
Apr-2022	$1,424,205	$1,113,031
Apr-2023	$1,392,859	$1,108,274
Apr-2024	$1,510,519	$1,092,001
Apr-2025	$1,590,182	$1,179,584
Apr-2026	$1,732,904	$1,227,436

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Miller Intermediate Bond Fund - Class I	3.81%	8.98%	3.27%	5.10%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,572,294
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 595,306
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,572,294 Number of Portfolio Holdings45 Advisory Fee (net of waivers)$595,306 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	62.9%
Corporate Bonds	31.4%
Money Market Funds	5.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.4%
Real Estate	2.1%
Industrials	4.2%
Utilities	4.6%
Money Market Funds	5.9%
Financials	6.7%
Consumer Discretionary	8.0%
Consumer Staples	11.2%
Health Care	19.3%
Technology	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mastercard, Inc., 3.300%, 03/26/27	3.1%
Amgen, Inc., 2.600%, 08/19/26	3.0%
McDonald's Corporation, 3.500%, 03/01/27	3.0%
Cisco Systems, Inc., 2.500%, 09/20/26	3.0%
Walmart, Inc., 3.700%, 06/26/28	2.9%
3M Company, 2.250%, 09/19/26	2.9%
Estee Lauder Companies, Inc. (The), 3.150%, 03/15/27	2.9%
Broadcom Corp / Broadcom Cayman Finance Ltd., 3.500%, 01/15/28	2.9%
Procter & Gamble Company (The), 2.850%, 08/11/27	2.9%
Apple, Inc., 2.900%, 09/12/27	2.9%

C000230985
Shareholder Report [Line Items]
Fund Name	Miller Market Neutral Income Fund
Trading Symbol	MMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	4.24%	9.47%	9.54%
Bloomberg 1-3 Year US Government/Credit Index	1.34%	3.42%	4.37%
Bloomberg Short Treasury Index	1.83%	4.03%	4.59%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	3.64%

From the Fund’s inception on December 29, 2023, to April 30, 2024, the Fund’s primary benchmarks were the Bloomberg 1-3 Year US Government/Credit Index and the Bloomberg U.S. Short Treasury Index. For the period from April 30, 2024, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year US Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index was added as a broad-based securities market index in accordance with recent changes to regulatory disclosure requirements.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 236,323,042
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 764,760
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$236,323,042 Number of Portfolio Holdings116 Advisory Fee (net of waivers)$764,760 Portfolio Turnover190%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Money Market	0.9%
Communications	1.6%
Consumer Staples	1.9%
Energy	2.2%
Consumer Discretionary	8.6%
Utilities	13.6%
Industrials	14.6%
Technology	23.7%
Health Care	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Jazz Investments I Ltd., 3.125%, 09/15/30	3.2%
Avnet, Inc., 1.750%, 09/01/30	2.8%
PPL Capital Funding, Inc., 3.000%, 12/01/30	2.6%
Fluor Corporation, 1.125%, 08/15/29	2.6%
Ascendis Pharma A/S, 2.250%, 04/01/28	2.5%
World Kinect Corporation, 3.250%, 07/01/28	2.4%
Alliant Energy Corporation, 3.250%, 05/30/28	2.3%
Array Technologies, Inc., 2.875%, 07/01/31	2.2%
Zoetis, Inc., 0.250%, 06/15/29	2.1%
Pitney Bowes, Inc., 1.500%, 08/15/30	2.1%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.
[5]	Annualized
[6]	Annualized